Business Combinations - Additional Information (Detail) £ in Millions, $ in Millions				12 Months Ended
	Apr. 28, 2022 GBP (£)	Jan. 28, 2022 GBP (£)	Jan. 01, 2022 GBP (£)	Dec. 31, 2022 GBP (£) Acquisitions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 Acquisitions	Apr. 28, 2022 USD ($)	Sep. 30, 2021 GBP (£)	Jul. 31, 2021	Feb. 28, 2021
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired						40.00%
Other net gains and losses [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs				£ 20
Faethm Holdings Pty Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired								100.00%
Percentage of equity interest held before business combination								9.00%
Total purchase consideration								£ 65
Contingent consideration								£ 10
Gain on Settlement of contingent consideration				8
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration				11	£ 11
Number Of additional business acquisitions completed | Acquisitions						2
Intangible assets				11	11
Cash consideration				£ 11	£ 11
Opinion Interactive LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired										100.00%
MZ Development Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired									100.00%
Personnel Decisions Research Institutes L L C [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired				100.00%	100.00%
Credly and Mondly [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets				£ 99	£ 99
ATI STUDIOS APPS SRL [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired	100.00%						100.00%
Total purchase consideration	£ 135			135	135
Contingent consideration				30	30
Period in which contingent consideration is paid	4 years
Revenue of acquiree since acquisition date					11
Profit (loss) of acquiree since acquisition date					3
Intangible assets				50	50
Cash consideration	£ 105			£ 105	105
Deferred consideration payable	£ 30
Deferred consideration payable period	2 years
Goodwill recognised as of acquisition date	£ 202
ATI STUDIOS APPS SRL [Member] | Technology-based intangible assets [member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets				7 years
ATI STUDIOS APPS SRL [Member] | Contingent Consideration Payable by Cash [Member]
Disclosure of detailed information about business combination [line items]
Business combination deferred share based compensation cash component subject to service fulfillment	24						$ 29.6
ATI STUDIOS APPS SRL [Member] | Contingent Consideration Payable by Shares [Member]
Disclosure of detailed information about business combination [line items]
Business combination deferred share based compensation subject to service fulfillment	£ 8						$ 10.0
Credly Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired		100.00%
Percentage of equity interest held before business combination		19.90%
Total purchase consideration		£ 149		£ 149	149
Contingent consideration				11	11
Revenue of acquiree since acquisition date					13
Profit (loss) of acquiree since acquisition date					4
Intangible assets				49	49
Cash consideration		107		107	107
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		31		£ 31	31
Deferred consideration payable		£ 11
Deferred consideration payable period		2 years
Credly Inc [Member] | Technology-based intangible assets [member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets				5 years
Credly Inc [Member] | Customer-Related Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Amortisation period of intangible assets				20 years
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration				£ 11	£ 11
Number Of additional business acquisitions completed | Acquisitions				3
Credly Inc and ATI STUDIOS APPS SRL [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date			£ 7